Note 4 - Acquisition of Homestake Resources (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of detailed information about business combinations [text block]

Total purchase price:
Fair value of common shares issued on acquisition	$13,262
Fair value of investment in shares of Homestake	285
Fair value of share options issued on acquisition	107
Fair value of warrants issued on acquisition	692
Transaction costs associated with the acquisition	1,044
Total purchase price to allocate	$15,390

Cost of assets acquired and liabilities assumed:
Cash and cash equivalents	$1
Amounts receivable and prepaid expenses	37
Marketable securities	771
Reclamation bond	55
Mineral properties	16,060
Accounts payable and accrued liabilities	(1,534)
$15,390

Disclosure of indirect measurement of fair value of goods or services received, share options granted during period [text block]

	Year ended December 31,
	2017	2016
Risk-free interest rate	0.94%	0.66%
Expected dividend yield	nil	nil
Share price volatility	77%	81%
Expected life in years	4.34	4.00

Homestake Resource Corporation [member]
Statement Line Items [Line Items]
Disclosure of indirect measurement of fair value of goods or services received, share options granted during period [text block]

	Share options	Warrants
Risk-free interest rate	0.54%	0.54%
Expected dividend yield	nil	nil
Share price volatility	63%	62%
Expected life (in years - weighted average)	0.25	0.92